Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity [Table Text Block]

	2014			2013			2012
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	219,540	$26.64		225,670	$26.27		229,836	$25.85	$
Granted	12,500	29.08		28,600	27.07		30,250	27.05
Exercised	(25,577)	27.05		(24,127)	23.83		(20,435)	22.19
Forfeited	-	-		(10,603)	28.92		(13,981)	26.88

Outstanding, end of year	206,463	$26.74	$477,640	219,540	$26.64	$146,970	225,670	$26.27	$256,499

Exercisable, end of year	193,963	$26.59	$477,640	190,940	$26.58	$146,900	196,489	$26.15	$256,499

Schedule of Fair Value Assumptions [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
Dividend yield	3.57%	3.49%	3.27%
Expected life	10 years	10 years	10 years
Expected volatility	24.97%	25.91%	25.37%
Risk-free interest rate	2.17%	3.01%	1.76%
Weighted average fair value of options granted	$5.30	$5.72	$5.61

Schedule of Outstanding Stock Options [Table Text Block]

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	19,063	27.62	1.3	19,063	27.62
	17,600	28.64	2.0	17,600	28.64
	17,600	28.41	3.0	17,600	28.41
	18,700	25.00	4.0	18,700	25.00
	1,100	26.27	4.3	1,100	26.27
	17,600	25.99	5.0	17,600	25.99
	1,100	24.44	5.2	1,100	24.44
	22,550	25.25	6.0	22,550	25.25
	24,750	24.97	7.0	24,750	24.97
	25,300	27.05	8.0	25,300	27.05
	1,100	27.55	8.0	1,100	27.55
	2,000	28.95	8.7	2,000	28.95
	25,500	26.90	9.0	25,500	26.90
	12,500	29.08	10.0	-	-
Total	206,463			193,963

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

Weighted-Average
	Number of	Grant Date
	Restricted Stock	Fair Value

Outstanding, beginning of year	-	-
Granted	9,300	$ 29.08
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2014	9,300	$ 29.08